OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 24,307	$ 28,171
Other current liabilities	1,468	13,964
Total	$ 25,775	42,135
Bunker invoices not received		$ 10,900